Share Capital and Employee Compensation Plans - Disclosure of detailed information about number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Share Capital and Employee Compensation Plans [Abstract]
Number of options, Outstanding, beginning of year (in shares) | shares	5,560,450	6,216,700
Number of options, Granted (in shares) | shares	65,000	944,500
Number of options, Exercised (in shares) | shares	(1,282,750)	(1,507,500)
Number of options, Forfeited (in shares) | shares	(237,500)	(93,250)
Number of options, Outstanding, end of year (in shares) | shares	4,105,200	5,560,450
Weighted average exercised price, Outstanding, beginning of year (in dollars per share) | $ / shares	$ 7.87	$ 6.37
Weighted average exercised price, Granted (in dollars per share) | $ / shares	7.13	8.86
Weighted average exercised price, Exercised (in dollars per share) | $ / shares	3.34	2.13
Weighted average exercised price, Forfeited (in dollars per share) | $ / shares	9.80	10.66
Weighted average exercised price, Outstanding, end of year (in dollars per share) | $ / shares	$ 9.16	$ 7.87